Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Investment Securities [Line Items]
Other investment securities	¥ 554,715	¥ 587,119
Aggregate costs of cost-method investments, not estimated at the fair value	431,705	409,892
Other-than-temporary Impairment losses recognized on cost-method investments	14,242	1,821	¥ 3,628
Gross realized gains on sales of Available-for-sale securities	317,454	195,272	261,384
Gross realized losses on sales of Available-for-sale securities	52,904	53,628	54,921
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	37,153	5,919	6,534
Cumulative declines in fair value of the credit impaired debt securities	4,098	4,602
Credit loss components of impairment losses recognized in earnings	6,691	8,814	12,556	¥ 24,525
Other factors of impairment losses recognized in Accumulated other comprehensive income (loss) before taxes	¥ 2,593	4,212
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%
MUAH [Member] | U.S. Basel III [Member] | Residential Mortgage-backed Securities and Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities			411,535
Available-for-sale Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	¥ 963	3,513	2,605
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	21,948
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	14,242	1,821	¥ 3,628
Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments	97,774	152,350
Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments	432,252	412,232
Measured at Other than Fair Value [Member]
Investment Securities [Line Items]
Other investment securities	530,026	564,582
Measured at Fair Value [Member]
Investment Securities [Line Items]
Other investment securities	¥ 24,689	¥ 22,537